Prepayments - Summary of Current and Non-Current Prepayments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Prepaid expenses	₨ 1,505	$ 18	₨ 1,117
Current
Total	₨ 1,585	$ 19	₨ 1,589